Fair Value of financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Fair Value of financial assets and liabilities
Fair Value of financial assets and liabilities

(16) Fair Value of financial assets and liabilities

-Accounting Principles-

For financial reporting purposes, financial instruments are categorized into Level 1, 2 or 3, based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are as follows:

-	Level 1 – inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets that the company can access at the measurement date.
-	Level 2 – all significant inputs (other than quoted prices included within Level 1) are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
-	Level 3 – one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, for the asset or liability.

Transfers between levels of the fair value hierarchy are recognized at the end of the reporting period during which the change has occurred.

Specific valuation techniques used to value financial instruments include:

Level 1

Instruments included in level 1 are comprised primarily of listed equity investments classified as financial assets carried at fair value through profit or loss or carried at fair value through other comprehensive income. The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives or convertible bond instruments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are based on observable market data, the instrument is included in level 2. The fair value of derivatives is calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread and foreign exchange rates.

The fair value of debt is estimated on the basis of the quoted market prices for certain issuances, or on the basis of discounted cash flow analysis using market rates.

Level 3

If one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, the instrument is included in level 3.

The fair value of contingent consideration is dependent on the terms of the respective acquisition agreement that may require the Group to pay additional consideration to former shareholders if specified future events occur or conditions are met.

The fair value measurement is based on management’s estimates and assumptions and hence classified as Level 3 in the fair value hierarchy.

The Group’s valuation processes, valuation techniques, and the inputs used in fair value measurements remained unchanged throughout the period in consideration.

-Fair Values-

The following table shows the fair value of the financial assets and liabilities measured at fair value and financial liabilities measured at amortized cost together with the corresponding carrying amounts from the statement of financial position as of December 31, 2025 and December 31, 2024 and their respective fair value level. For financial assets measured at amortized cost the carrying amount approximates the fair value.

	December 31, 2025
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial assets
Equity instruments*	45,205	45,205	—	21,240	23,965
Other financial assets	—	—	—	—	—
Derivative financial instruments	996	996	—	996	—
Financial assets carried at FVTPL	46,201	46,201	—	22,236	23,965
Equity instruments	1,265	1,265	1,265	—	—
Current investments	57,873	57,873	57,873	—	—
Cash equivalents	159,056	159,056	159,056	—	—
Financial assets carried at FVOCI	218,194	218,194	218,194	—	—
Financial assets carried at fair value	264,395	264,395	218,194	22,236	23,965
Cash and cash equivalents**	259,461	259,461	—	—	—
Receivables and contract assets	164,258	164,258	—	—	—
Other financial assets	24,585	24,585	—	—	—
Carried at (amortized) costs	448,304	448,304	—	—	—
Total financial assets	712,699	712,699	218,194	22,236	23,965

Financial liabilities
Contingent consideration	—	—	—	—	—
Derivative financial instruments	(222)	(222)	—	(222)	—
Financial Liabilities carried at FVTPL	(222)	(222)	—	(222)	—
Financial liabilities carried at fair value	(222)	(222)	—	(222)	—
Trade account payables	(64,764)	(64,764)	—	—	—
Loans and borrowings	(276,403)	(249,568)	—	—	—
Other financial liabilities	(173,818)	(173,818)	—	—	—
Carried at (amortized) costs	(514,985)	(488,149)	—	—	—
Total financial liabilities	(515,207)	(488,371)	—	(222)	—

*Includes assets held for sale totaling €3,830k.

**excludes Money Market Funds classified under Cash and Cash Equivalents amounting to € 159,056k.

	December 31, 2024
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial assets
Equity instruments	31,962	31,962	—	12,180	19,781
Other financial assets	2,127	2,127	—	—	2,127
Derivative financial instruments	—	—	—	—	—
Financial assets carried at FVTPL	34,089	34,089	—	12,180	21,909
Equity instruments	2,409	2,409	2,409	—	—
Current investments	90,413	90,413	90,413	—	—
Cash equivalents	3,562	3,562	3,562	—	—
Financial assets carried at FVOCI	96,384	96,384	96,384	—	—
Financial assets carried at fair value	130,472	130,472	96,384	12,180	21,909
Cash and cash equivalents*	302,825	302,825	—	—	—
Receivables and contract assets	162,353	162,353	—	—	—
Other financial assets	11,259	11,259	—	—	—
Carried at (amortized) costs	476,437	476,437	—	—	—
Total financial assets	606,909	606,909	96,384	12,180	21,909

Financial liabilities
Derivative financial instruments	(4,139)	(4,139)	—	(4,139)	—
Financial liabilities carried at FVTPL	(4,139)	(4,139)	—	(4,139)	—
Financial liabilities carried at fair value	(4,139)	(4,139)	—	(4,139)	—
Trade account payables	(85,792)	(85,792)	—	—	—
Loans and borrowings	(287,556)	(253,245)	—	—	—
Other liabilities	(153,175)	(153,175)	—	—	—
Carried at (amortized) costs	(526,523)	(492,213)	—	—	—
Total financial liabilities	(530,662)	(496,351)	—	(4,139)	—

*excludes Money Market Funds classified under Cash and Cash Equivalents amounting to € 3,562k.

Other Financials Assets carried at Fair Value through Profit & Loss consists of convertible loans granted to long-term investments in accordance with IFRS 9. These loans had been fully written off at reporting date (December 31, 2024: € 2,127k).

The following tables show the development in financial years 2025 and 2024 of the fair values of Level 3:

Equity instruments
and other
in k€	financial assets
Balance as of January 1, 2025	21,909
Additions	7,259
Disposal	(848)
Transfer from Level 2 to Level 3	—
Transfer from Level 3 to Level 2	(329)
Fair value change through P&L	(2,974)
Dividends received	(1,053)
Balance as of December 31, 2025	23,965

	Equity instruments
	and other	Contingent
in k€	financial assets	consideration
Balance as of January 1, 2024	40,328	(311)
Additions*	11,749	—
Disposal	—	311
Transfer from Level 2 to Level 3	9,543	—
Transfer from Level 3 to Level 2	(6,750)	—
Fair value change through P&L	(32,161)	—
Conversion of loans to investments in associates and joint ventures	(800)	—
Balance as of December 31, 2024*	21,909	—

*Change from prior year disclosed amount

Additions to Level 3 investments reflect capital increases in Evotec’s minority investments. The two biggest investments included in Additions relate to Aurobac Therapeutics SAS (2025: € 2,500k; 2024: € —k) and Mission BioCapital (2025: € 1,802k; 2024: € 1,390k).

Disposals comprise the sale of Carrick Therapeutics Ltd. for € 848k (2024: € —k)

Minority investments for a total of € 329k have been transferred from Level 3 to Level 2 of the fair value hierarchy due to the presence of observable market prices.

The effects recognized in the income statement above from the adjustment of the fair values at level 3 were included in the consolidated income statement under “Other operating income” and “interest expense”. The two biggest Fair Value changes relate to the loss in long-term investment in Curie Bio Seed Fund I LP (2025: € (1,140)k; 2024: € 1,518k) and the write off of the convertible loan in Quantro Therapeutics GmbH (2025: € (2,127)k; 2024: € —k).

Dividends received relate to the investment in Mission Bio Capital and amounted to € 1,053k (2024: € —k).

Fair value measurements classified within Level 3 of the fair value hierarchy are exclusively related to equity instruments where no observable inputs are available and the fair value is estimated at the Net Asset Value of the investment.